Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2022 and December 31, 2021.

	June 30, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	65	—	65
Long-term financial investments measured at FVPL	—	—	5	—	5
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	135	—	—	—	135
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	21	21
Non-current financial assets	135	—	70	176	381
Current financial assets
Money market funds	241	—	—	—	241
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	26	26
Other receivables, security deposits and current assets(2)	—	—	—	70	70
VAT receivables(2)	—	—	—	75	75
Derivative financial instruments(2)	—	7	—	—	7
Current financial assets	241	7	—	273	521
Financial assets at fair value and amortized cost or cost	376	7	70	449	902
Financial liabilities
Contingent consideration liabilities	—	—	(109)	—	(109)
Non-current financial debt	—	—	—	(3,883)	(3,883)
Current financial debt	—	—	—	(86)	(86)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(109)	(3,969)	(4,079)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030 and 2049 notes recorded in Non-current financial debt with a fair value of $2,912 million and a carrying value of $3,246 million as of June 30, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
Other receivables, security deposits and current assets(2)	—	—	—	79	79
VAT receivables(2)	—	—	—	105	105
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debt with a fair value of $2,891 million and a carrying value of $2,728 million as of December 31, 2021. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2022	2021	2022	2021
Balance as of January 1	46	28	6	24
Additions	19	9	—	—
Gain recognized in Consolidated Statement of Comprehensive Income	1	—	—	—
Unrealized (losses) in Consolidated Income Statement	—	—	(1)	(1)
Amortization	—	—	—	(8)
Settlement	(1)	—	—	—
Balance as of June 30	65	37	5	15

Disclosure of fair value measurement of liabilities
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2022 and December 31, 2021.

	June 30, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	65	—	65
Long-term financial investments measured at FVPL	—	—	5	—	5
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	135	—	—	—	135
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	21	21
Non-current financial assets	135	—	70	176	381
Current financial assets
Money market funds	241	—	—	—	241
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	26	26
Other receivables, security deposits and current assets(2)	—	—	—	70	70
VAT receivables(2)	—	—	—	75	75
Derivative financial instruments(2)	—	7	—	—	7
Current financial assets	241	7	—	273	521
Financial assets at fair value and amortized cost or cost	376	7	70	449	902
Financial liabilities
Contingent consideration liabilities	—	—	(109)	—	(109)
Non-current financial debt	—	—	—	(3,883)	(3,883)
Current financial debt	—	—	—	(86)	(86)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(109)	(3,969)	(4,079)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030 and 2049 notes recorded in Non-current financial debt with a fair value of $2,912 million and a carrying value of $3,246 million as of June 30, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
Other receivables, security deposits and current assets(2)	—	—	—	79	79
VAT receivables(2)	—	—	—	105	105
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debt with a fair value of $2,891 million and a carrying value of $2,728 million as of December 31, 2021. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2022	2021
Balance as of January 1	(112)	(157)
Accretion for passage of time	(4)	(7)
Adjustments for changes in assumptions	7	—
Payments	—	15
Balance as of June 30	(109)	(149)